Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and other intangible assets
Changes in Goodwill

	Electrification	Industrial	Robotics	Corporate
($ in millions)	Products	Automation	and Motion	and Other	Total
Cost at January 1, 2017	2,805	1,592	3,536	38	7,971
Accumulated impairment charges	—	—	—	(18)	(18)
Balance at January 1, 2017	2,805	1,592	3,536	20	7,953
Goodwill acquired during the year	—	1,263	4	—	1,267
Goodwill allocated to disposals	—	(1)	—	(1)	(2)
Exchange rate differences and other	164	85	67	2	318
Balance at December 31, 2017	2,969	2,939	3,607	21	9,536
Goodwill acquired during the year	1,442	—	30	—	1,472
Goodwill allocated to disposals	(31)	—	—	—	(31)
Exchange rate differences and other	(104)	(75)	(34)	—	(213)
Balance at December 31, 2018	4,276	2,864	3,603	21	10,764

Intangible assets other than goodwill

	December 31,
	2018			2017
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
($ in millions)	amount	amortization	amount	amount	amortization	amount
Capitalized software for internal use	779	(586)	193	704	(572)	132
Capitalized software for sale	30	(30)	—	31	(31)	—
Intangibles other than software:
Customer-related	2,609	(909)	1,700	2,452	(782)	1,670
Technology-related	1,131	(701)	430	1,082	(636)	446
Marketing-related	483	(240)	243	366	(199)	167
Other	67	(26)	41	33	(23)	10
Total	5,099	(2,492)	2,607	4,668	(2,243)	2,425

Schedule of additions to intangible assets other than goodwill

($ in millions)	2018	2017
Capitalized software for internal use	139	69
Intangibles other than software:
Customer-related	214	264
Technology-related	87	412
Marketing-related	122	61
Other	34	—
Total	596	806

Schedule of additions to intangible assets other than goodwill related to business combinations

	2018		2017
	Amount	Weighted-average	Amount	Weighted-average
($ in millions)	acquired	useful life	acquired	useful life
Capitalized software for internal use	65	2 years
Intangibles other than software:
Customer-related	214	14 years	264	20 years
Technology-related	87	7 years	412	7 years
Marketing-related	122	13 years	61	10 years
Other	34	13 years	—
Total	522		737

Amortization expense of intangible assets other than goodwill

($ in millions)	2018	2017	2016
Capitalized software for internal use	59	50	50
Intangibles other than software	279	237	254
Total	338	287	304

Future amortization expense of intangible assets other than goodwill

($ in millions)
2019	342
2020	321
2021	285
2022	253
2023	234
Thereafter	1,172
Total	2,607